Related Party Transactions	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions
12.	Related Party Transactions

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a principle shareholder
Ningbo Nuannuan Network Technology Co., Ltd. (“Ningbo Nuannuan”)	Entity controlled by principle shareholders
Amounts due from/due to related parties as of December 31, 2020 and September 30, 2021 were as follows:

	As of December 31,	As of September 30,
	2020	2021	2021
	RMB	RMB	US$
Amounts due from a related party
Ningbo Nuannuan	2,940	—	—
Amounts due to a related party
Hainan Huiliu	—	18,887	2,931

Transactions with related parties for the nine months ended September 30, 2020 and 2021:

	Nine Months Ended September 30,
	2020	2021	2021
	RMB	RMB	US$
Hainan Huiliu	—	36,571	5,676

The Company received labor recruitment services from Hainan Huiliu and the amount due to Hainan Huiliu relates to recruitment service received during the nine months ended September 30, 2021.